Debt (details) - Long-Term (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of debt
5.00% Senior notes due March 15, 2013		$ 500
Total long-term debt	6,261	5,761
Unamortized fair value adjustment, debt	51	52
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	700
5.00% Senior notes due March 15, 2013 [Member]
Schedule of debt
5.00% Senior notes due March 15, 2013		500
Interest rate (percent)		5.00%
5.50% Senior notes due December 1, 2015 [Member]
Schedule of debt
Total long-term debt	400	400
Interest rate (percent)	5.50%	5.50%
6.25% Senior notes due June 20, 2016 [Member]
Schedule of debt
Total long-term debt	400	400
Interest rate (percent)	6.25%	6.25%
5.75% Senior notes due December 15, 2017 [Member]
Schedule of debt
Total long-term debt	450	450
Interest rate (percent)	5.75%	5.75%
5.80% Senior notes due May 15, 2018 [Member]
Schedule of debt
Total long-term debt	500	500
Interest rate (percent)	5.80%	5.80%
5.90% Senior notes due June 2, 2019 [Member]
Schedule of debt
Total long-term debt	500	500
Interest rate (percent)	5.90%	5.90%
3.90% Senior notes due November 1, 2020 [Member]
Schedule of debt
Total long-term debt	500	500
Interest rate (percent)	3.90%	3.90%
7.75% Senior notes due April 15, 2026 [Member]
Schedule of debt
Total long-term debt	200	200
Interest rate (percent)	7.75%	7.75%
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	200
7.625% Junior subordinated debentures due December 15, 2027 [Member]
Schedule of debt
Total long-term debt	125	125
Interest rate (percent)	7.625%	7.625%
Debt, effective interest rate (percent)	6.147%	6.147%
Unamortized fair value adjustment, debt	17	17
6.375% Senior notes due March 15, 2033 [Member]
Schedule of debt
Total long-term debt	500	500
Interest rate (percent)	6.375%	6.375%
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	500
6.75% Senior notes due June 20, 2036 [Member]
Schedule of debt
Total long-term debt	400	400
Interest rate (percent)	6.75%	6.75%
6.25% Senior notes due June 15, 2037 [Member]
Schedule of debt
Total long-term debt	800	800
Interest rate (percent)	6.25%	6.25%
5.35% Senior notes due November 1, 2040 [Member]
Schedule of debt
Total long-term debt	750	750
Interest rate (percent)	5.35%	5.35%
4.60% Senior notes due August 1, 2043 [Member]
Schedule of debt
Total long-term debt	500
Interest rate (percent)	4.60%
8.50% Junior subordinated debentures due December 15, 2045 [Member]
Schedule of debt
Total long-term debt	56	56
Interest rate (percent)	8.50%	8.50%
Debt, effective interest rate (percent)	6.362%	6.362%
Unamortized fair value adjustment, debt	15	16
8.312% Junior subordinated debentures due July 1, 2046 [Member]
Schedule of debt
Total long-term debt	73	73
Interest rate (percent)	8.312%	8.312%
Debt, effective interest rate (percent)	6.362%	6.362%
Unamortized fair value adjustment, debt	19	19
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member]
Schedule of debt
Total long-term debt	$ 107	$ 107
Interest rate (percent)	6.25%	6.25%
Maturity of LIBOR rate used	3 months
Basis spread on variable rate	2.215%
Percentage of principal amount at which redemption price may be set	100.00%
Days in period during which Company will be required to raise proceeds to repay debentures if Company chooses not to redeem the debentures	180 days
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Minimum [Member]
Schedule of debt
Number of occassions the Company may defer payment of interest	1
Days before scheduled maturity date that Company's 180-day period must end	10 days
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Maxiumum [Member]
Schedule of debt
Number of consecutive years before Company is required to settle deferred interest	5 years
Number of consecutive years Company may defer interest without giving rise to an event of default	10 years
Days before scheduled maturity date that Company's 180-day period must end	15 days